STOCK OPTIONS - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012	Oct. 25, 2005
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, shares issued in period	3,780,543
Share-based compensation arrangement by share-based payment award, options, exercises in period	0	0	0
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	600,000	1,300,000	1,000,000
Stock granted, value, share-based compensation, gross		$ 9,385,000	$ 1,771,750
Allocated share-based compensation expense		$ 5,789,996	$ 735,667
Share-based compensation arrangement by share-based payment award, options, outstanding, number	3,807,543	4,317,543	3,057,542	2,268,927
Share-based compensation arrangement by share-based payment award, options, exercisable, number	3,524,209
Share-based compensation arrangement by share-based payment award, award vesting rights		Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks.	Some of these options vested 50% upon issuance and the remainder vest on their one year anniversary. Some options vest ratably over 2 years while some vest upon the achievement of certain benchmarks.
share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value	$ 9,043,243	$ 20,782,678
Stock Option Plan 2003
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based payment award number of shares authorized before amendment					300,000
Share based payment award number of shares authorized after amendment					900,000
Share-based payment award, shares issued in period	27,000
Share-based compensation arrangement by share-based payment award, options, exercises in period	800
Share-based compensation arrangement by share-based payment award, options, outstanding, number	3,807,543
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		1,300,000	1,000,000
Shares authorized under stock option plans, exercise price range, lower range limit		$ 8.40	$ 1.05
Shares authorized under stock option plans, exercise price range, upper range limit		$ 9.00	$ 1.39
Share-based compensation arrangement by share-based payment award, options, exercisable, number	3,524,209